Earnings per Share (Weighted-average Number of Ordinary Shares Diluted) (Details) - shares shares in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Weighted average number of ordinary shares used in computation of the basic earnings per share		1,289,968	1,289,361	1,287,304
Effect of stock options and restricted shares	[1]	71	1,307	2,643
Weighted average number of ordinary shares used in the computation of the diluted earnings per share		1,290,039	1,290,668	1,289,947

[1]	As of December 31, 2024, 2023 and 2022, number of 23.5 million, 11 million and 7.6 million options, respectively, were not included since they did not have a diluting effect.